SHARE-BASED COMPENSATION - Restricted ordinary shares (Details) - Unvested restricted share units	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)
SHARE-BASED COMPENSATION
Share-based compensation expenses | ¥		¥ 34,307,355	¥ 21,914,217	¥ 7,602,522
Number of Shares
Unvested balance as of the beginning | shares		3,457,900
Granted (in shares) | shares		832,720
Vested (in shares) | shares		(986,072)
Forfeited (in shares) | shares		(285,500)
Unvested balance as of the end | shares		3,019,048	3,457,900
Weighted average grant date fair value of restricted shares units
Unvested balance as of the beginning (in dollars per share) | $ / shares	$ 3.74
Granted (in dollars per share) | $ / shares	14.76
Vested (in dollars per share) | $ / shares	3.92
Forfeited (in dollars per share) | $ / shares	8.01
Unvested balance as of the end (in dollars per share) | $ / shares	$ 6.32
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses | ¥		¥ 13,043,898	¥ 6,021,889	1,146,846
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses | ¥		¥ 9,367,412	¥ 8,487,530	¥ 4,233,758